Pay vs Performance Disclosure	12 Months Ended
	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]

PAY VERSUS PERFORMANCE

As required by Section 953(a) of the Dodd-Frank Wall Street Reform and Consumer Protection Act, and Item 402(v) of Regulation S-K, we are providing the following information about the relationship between executive compensation actually paid and certain financial performance of the Company. For further information concerning the Company’s pay-for-performance philosophy and how the Company’s aligns executive compensation with the Company’s performance, refer to “Executive Compensation – Compensation Discussion and Analysis.”

Year	Summary Compensation Table Total for PEO[1]	Compensation Actually Paid to PEO[2]	Average Summary Compensation Table Total for Non-PEO NEOs[3]	Average Compensation Actually Paid to Non-PEO NEOs[4]	Value of Initial Fixed $100 Investment Based On:		Net Income (thousands)[7]	Return on Average Tangible Common Equity[8]
					Total Shareholder Return[5]	Peer Group Total Shareholder Return[6]
(a)	(b)	(c)	(d)	(e)	(f)	(g)	(h)	(i)
2022	$1,039,986	$1,022,389	$799,246	$789,587	$101.19	$111.47	$53,216	21.03%
2021	$1,296,705	$1,341,158	$701,023	$716,825	$108.43	$126.43	$45,738	19.51%
2020	$946,605	$837,111	$733,491	$679,763	$84.82	$90.82	$31,326	14.73%

[1] The dollar amounts reported in column (b) are the amounts of total compensation reported for Mr. Maddy (our President and Chief Executive Officer) for each corresponding year in the “Total” column of the Summary Compensation Table. Refer to “Executive Compensation – Executive Compensation Tables – Summary Compensation Table.”

PEO Total Compensation Amount	$ 1,039,986	$ 1,296,705	$ 946,605
PEO Actually Paid Compensation Amount	$ 1,022,389	1,341,158	837,111
Adjustment To PEO Compensation, Footnote [Text Block]

[2] The dollar amounts reported in column (c) represent the amount of “compensation actually paid” to Mr. Maddy, as computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the actual amount of compensation earned by or paid to Mr. Maddy during the applicable year. In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to Mr. Maddy’s total compensation for each year to determine the compensation actually paid:

Year	Reported Summary Compensation Table Total for PEO	Reported Value of Equity Awards(a)	Equity Award Adjustments(b)	Reported Change in the Actuarial Present Value of Pension Benefits(c)	Pension Benefit Adjustments(d)	Compensation Actually Paid to PEO
2022	$1,039,986	-	($17,597)	($101,664)	$101,664	$1,022,389
2021	$1,296,705	($289,170)	$333,623	($126,010)	$126,010	$1,341,158
2020	$946,605	-	($109,494)	($117,515)	$117,515	$837,111

(a)	The grant date fair value of equity awards represents the total of the amounts reported in the “SAR Awards” column in the Summary Compensation Table for the applicable year.

(b)

The equity award adjustments for each applicable year include the addition (or subtraction, as applicable) of the following: (i) the year-end fair value of any SAR awards granted in the applicable year that are outstanding and unvested as of the end of the year; (ii) the amount of change as of the end of the applicable year (from the end of the prior fiscal year) in fair value of any SAR awards granted in prior years that are outstanding and unvested as of the end of the applicable year; (iii) for SAR awards that are granted and vest in same applicable year, the fair value as of the vesting date; (iv) for SAR awards granted in prior years that vest in the applicable year, the amount equal to the change as of the vesting date (from the end of the prior fiscal year) in fair value; (v) for SAR awards granted in prior years that are determined to fail to meet the applicable vesting conditions during the applicable year, a deduction for the amount equal to the fair value at the end of the prior fiscal year; and (vi) the dollar value of any dividends or other earnings paid on SAR awards in the applicable year prior to the vesting date that are not otherwise reflected in the fair value of such award or included in any other component of total compensation for the applicable year. The amounts deducted or added in calculating the equity award adjustments are as follows:

Year	Year End Fair Value of Equity Awards	Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards	Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year	Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year	Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year	Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation	Total Equity Award Adjustments
2022	-	($57,308)	-	$39,711	-	-	($17,597)
2021	$254,551	$80,646	-	($1,574)	-	-	$333,623
2020	-	($17,776)	-	($91,718)	-	-	($109,494)

(c)	The amounts included in this column are the amounts reported in “Change in Nonqualified Deferred Compensation” column of the Summary Compensation Table for each applicable year.

(d)

The total pension benefit adjustments for each applicable year include the aggregate of two components: (i) the actuarially determined service cost for services rendered by Mr. Maddy during the applicable year (the “service cost”); and (ii) the entire cost of benefits granted in a plan amendment (or initiation) during the applicable year that are attributed by the benefit formula to services rendered in periods prior to the plan amendment or initiation (the “prior service cost”), in each case, calculated in accordance with U.S. GAAP. The amounts deducted or added in calculating the pension benefit adjustments are as follows:

Year	Service Cost	Prior Service Cost	Total Pension Benefit Adjustments
2022	$101,664	-	$101,664
2021	$126,010	-	$126,010
2020	$117,515	-	$117,515

Non-PEO NEO Average Total Compensation Amount	$ 799,246	701,023	733,491
Non-PEO NEO Average Compensation Actually Paid Amount	$ 789,587	716,825	679,763
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]

[3] The dollar amounts reported in column (d) represent the average of the amounts reported for the Company’s named executive officers (NEOs) as a group (excluding Mr. Maddy) in the “Total” column of the Summary Compensation Table in each applicable year. The names of each of the NEOs (excluding Mr. Maddy) included for purposes of calculating the average amounts in each applicable year are as follows:  Robert S. Tissue, Patrick N. Frye, Scott C. Jennings and Bradford E. Ritchie.

[4] The dollar amounts reported in column (e) represent the average amount of “compensation actually paid” to the NEOs as a group (excluding Mr. Maddy), as computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the actual average amount of compensation earned by or paid to the NEOs as a group (excluding Mr. Maddy) during the applicable year. In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to average total compensation for the NEOs as a group (excluding Mr. Maddy) for each year to determine the compensation actually paid, using the same methodology described above in Note 2:

Year	Average Reported Summary Compensation Table Total for Non-PEO NEOs	Average Reported Value of Equity Awards	Average Equity Award Adjustments(a)	Average Reported Change in the Actuarial Present Value of Pension Benefits	Average Pension Benefit Adjustments(b)	Average Compensation Actually Paid to Non-PEO NEOs
2022	$799,246	$-	($9,659)	($262,985)	$262,985	$789,587
2021	$701,023	($163,770)	$179,572	($40,773)	$40,773	$716,825
2020	$733,491	-	($53,728)	($35,547)	$35,547	$679,763

(a)	The amounts deducted or added in calculating the total average SAR award adjustments are as follows:

Year	Average Year End Fair Value of Equity Awards	Year over Year Average Change in Fair Value of Outstanding and Unvested Equity Awards	Average Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year	Year over Year Average Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year	Average Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year	Average Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation	Total Average Equity Award Adjustments
2022	-	($28,482)	-	$18,823	-	-	($9,659)
2021	$144,164	$36,154	-	($745)	-	-	$179,572
2020	-	($7,997)	-	($45,731)	-	-	($53,728)

(b)	he amounts deducted or added in calculating the total pension benefit adjustments are as follows:

Year	Average Service Cost	Average Prior Service Cost	Total Average Pension Benefit Adjustments
2022	$262,985	-	$262,985
2021	$40,773	-	$40,773
2020	$35,547	-	$35,547

Compensation Actually Paid vs. Total Shareholder Return [Text Block]

[5] Cumulative TSR is calculated by dividing the sum of the cumulative amount of dividends for the measurement period, assuming dividend reinvestment, and the difference between the Company’s share price at the end and the beginning of the measurement period by the Company’s share price at the beginning of the measurement period.

[6] Represents the weighted peer group TSR, weighted according to the respective companies’ stock market capitalization at the beginning of each period for which a return is indicated. The peer group used for this purpose is the following published industry index: S&P U.S. SmallCap Banks Index.

[7] The dollar amounts reported represent the amount of net income reflected in the Company’s audited financial statements for the applicable year.

[8]  Annual return on average tangible common equity (“ROATCE”) is calculated as follows:

Net Income Available for  Common Shareholders + (Amortization of Intangibles x 0.765)

Average Common Shareholders Equity - Average Intangibles

While the Company uses numerous financial and non‐financial performance measures for the purpose of evaluating performance for the Company’s compensation programs, the Company has determined that ROATCE is the financial performance measure that, in the Company’s assessment, represents the most important performance measure (that is not otherwise required to be disclosed in the table) used by the company to link compensation actually paid to the company’s NEOs, for the most recently completed fiscal year, to company performance.

Analysis of the Information Presented in the Pay versus Performance Table

As described in more detail in the section “Executive Compensation – Compensation Discussion and Analysis,” the Company’s executive compensation program reflects a variable pay-for-performance philosophy. While the Company utilizes several performance measures to align executive compensation with Company performance, all of those Company measures are not presented in the Pay versus Performance table. Moreover, the Company generally seeks to incentivize long-term performance, and therefore does not specifically align the Company’s performance measures with compensation that is actually paid (as computed in accordance with Item 402(v) of Regulation S-K) for a particular year. In accordance with Item 402(v) of Regulation S-K, the Company is providing the following descriptions of the relationships between information presented in the Pay versus Performance table.

Compensation Actually Paid and Cumulative TSR

The following graph shows the relationship of the amount of compensation actually paid to Mr. Maddy and the average amount of compensation actually paid to the Company’s NEOs as a group (excluding Mr. Maddy) to the Company’s cumulative TSR over the three most recently completed fiscal years.

Compensation Actually Paid vs. Net Income [Text Block]

Compensation Actually Paid and Net Income

The following chart shows the relationship of the amount of compensation actually paid to Mr. Maddy and the average amount of compensation actually paid to the Company’s NEOs as a group (excluding Mr. Maddy) to the Company’s net income during the three most recently completed fiscal years.

Compensation Actually Paid vs. Company Selected Measure [Text Block]

Compensation Actually Paid and Return on Average Tangible Common Equity

The following chart shows the relationship of the amount of compensation actually paid to Mr. Maddy and the average amount of compensation actually paid to the Company’s NEOs as a group (excluding Mr. Maddy) to the Company’s return on average tangible common equity for the three most recently completed fiscal years.

Total Shareholder Return Vs Peer Group [Text Block]

Cumulative TSR of the Company and Cumulative TSR of the Peer Group

As demonstrated by the following graph, the Company’s cumulative TSR over the three year period presented in the table was 1.2%, while the cumulative TSR of the peer group presented for this purpose, the S&P U.S. SmallCap Banks Index, was 11.1% over the three years presented in the table.

Tabular List [Table Text Block]

Financial Performance Measures

As described in greater detail in “Executive Compensation – Compensation Discussion and Analysis,” the Company’s executive compensation program reflects a variable pay-for-performance philosophy. The metrics that the Company uses for both our long-term and short-term incentive awards are selected based on an objective of incentivizing our NEOs to increase the value of our enterprise for our shareholders. The most important financial performance measures used by the Company to link executive compensation actually paid to the Company’s NEOs, for the most recently completed fiscal year, to the Company’s performance are as follows:

●	Return on average assets

●	Net loan charge-offs

●	Balance sheet growth

Total Shareholder Return Amount	$ 101.19	108.43	84.82
Peer Group Total Shareholder Return Amount	111.47	126.43	90.82
Net Income (Loss)	$ 53,216,000	$ 45,738,000	$ 31,326,000
Company Selected Measure Amount	0.2103	0.1951	0.1473
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name	Return on average assets
Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name	Net loan charge-offs
Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Measure Name	Balance sheet growth
PEO Reported Value of Equity Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ 0	$ (289,170)	$ 0
PEO Equity Award Adjustments [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(17,597)	333,623	(109,494)
PEO Reported Change in the Actuarial Present Value of Pension Benefits [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(101,664)	(126,010)	(117,515)
PEO Pension Benefit Adjustments [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	101,664	126,010	117,515
PEO Year End Fair Value of Equity Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	254,551	0
PEO Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(57,308)	80,646	(17,776)
PEO Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
PEO Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	39,711	(1,574)	(91,718)
PEO Fair Value at the End oft he Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
PEO Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
PEO Total Equity Award Adjustments [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(17,597)	333,623	(109,494)
PEO Service Cost [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	101,664	126,010	117,515
PEO Prior Service Cost [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
PEO Total Pension Benefit Adjustments [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	101,664	126,010	117,515
NEO Average Reported Value of Equity Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		(163,770)	0
NEO Average Equity Award Adjustments [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(9,659)	179,572	(53,728)
NEO Average Reported Change in the Actuarial Present Value of Pension Benefits [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(262,985)	(40,773)	(35,547)
NEO Average Pension Benefit Adjustments [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	262,985	40,773	35,547
NEO Average Year End Fair Value of Equity Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	144,164	0
NEO Year over Year Average Change in Fair Value of Outstanding and Unvested Equity Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(28,482)	36,154	(7,997)
NEO Average Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
NEO Year over Year Average Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	18,823	(745)	(45,731)
NEO Average Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
NEO Average Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
NEO Total Average Equity Award Adjustments [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(9,659)	179,572	(53,728)
NEO Average Service Cost [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	262,985	40,773	35,547
NEO Average Prior Service Cost [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
NEO Total Average Pension Benefit Adjustments [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ 262,985	$ 40,773	$ 35,547